Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Timber sales	$ 30,510,536	$ 35,533,916	$ 41,404,319
Timberland sales	10,972,440	1,740,586	2,267,887
Other revenues	2,716,803	2,743,325	3,909,938
Total revenues	44,199,779	40,017,827	47,582,144
Expenses:
Contract logging and hauling costs	15,798,776	20,098,781	21,085,412
Depletion	11,677,229	11,759,282	14,338,444
Cost of timberland sales	7,849,652	1,332,775	1,557,779
Advisor fees and expense reimbursements	3,720,000	3,324,154	6,130,749
Forestry management fees	2,271,201	2,576,562	2,813,729
General and administrative expenses	2,205,143	2,127,940	2,011,395
Land rent expense	1,575,443	2,217,313	2,190,514
Other operating expenses	2,801,934	2,653,225	2,915,083
Operating costs and expenses	47,899,378	46,090,032	53,043,105
Operating loss	(3,699,599)	(6,072,205)	(5,460,961)
Other income (expense):
Interest income	1,638	2,287	5,661
Interest expense	(5,049,255)	(5,435,948)	(8,560,293)
Loss on interest rate swap	(123,516)	(439,497)	(1,794,127)
Total other income (expense)	(5,171,133)	(5,873,158)	(10,348,759)
Net loss	(8,870,732)	(11,945,363)	(15,809,720)
Dividends to preferred stockholder	(373,992)	(1,556,675)	(3,708,380)
Net loss available to common stockholders	$ (9,244,724)	$ (13,502,038)	$ (19,518,100)
Per-share information—basic and diluted:
Net loss available to common stockholders	$ (0.73)	$ (1.18)	$ (2.14)
Weighted-average common shares outstanding-basic and diluted	12,741,822	11,395,632	9,122,648